Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	Ziv Haft
Auditor Firm ID	1185
Auditor Location	Tel Aviv, Israel
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statements of financial position of Silynxcom Ltd. (the “Company”) as of December 31, 2025 and 2024, the related consolidated statements of comprehensive income (loss), changes in the shareholders’ equity (deficit) and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively, the “Consolidated Financial Statements”). In our opinion, the Consolidated Financial Statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025 in conformity with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board and Interpretations (IASB).